Convertible Preference Shares of Subsidiary (Details)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended	36 Months Ended			6 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended											6 Months Ended											12 Months Ended		6 Months Ended		6 Months Ended				6 Months Ended						6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended
	May 27, 2011	Dec. 07, 2010	Jun. 30, 2013 USD ($)	Jun. 30, 2012	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 10, 2011 Scenario, Forecast [Member] Private Placement [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Mar. 10, 2014 Scenario, Forecast [Member] Private Placement [Member] Series C CPS [Member] MTDC [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] Applicable Stock Price [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] Applicable Stock Price [Member] Minimum [Member] USD ($)	Jun. 30, 2013 Series B CPS [Member] Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B CPS [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Maximum [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Minimum [Member]	Dec. 09, 2011 Series B CPS [Member] MTDC [Member]	Dec. 31, 2012 Series B CPS [Member] PMSB [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] MTDC [Member]	Mar. 10, 2011 Private Placement [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member]	Mar. 10, 2011 Private Placement [Member] Series C CPS [Member] MTDC [Member]	May 08, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS To EEV & PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] EEV [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member] Minimum [Member] USD ($)	Aug. 01, 2010 Applicable Stock Price [Member] Rights of The Holders of Series A and B CPS [Member]	Jun. 30, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Jun. 30, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Jun. 30, 2013 WGBM [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 WGBM [Member] Series B CPS [Member]	Dec. 31, 2012 WGBM [Member] Convertible Preferred Stock [Member] MYR	Jun. 30, 2012 Redemption Option [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Jun. 30, 2012 Redemption Option [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member] Minimum [Member] USD ($)	Aug. 01, 2010 Common Stock [Member] Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 09, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] MTDC [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] KMP [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] EEV [Member]	Jun. 30, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] PMSB [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] PMSB [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Jun. 30, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Jun. 30, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] MTDC [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Jun. 30, 2012 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Mar. 10, 2011 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Jun. 30, 2013 Convertible Preferred Stock [Member] Rights of The Holders of Series A and B CPS [Member]	Jun. 30, 2013 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2010 Series B CPS [Member] KMP [Member]	Dec. 31, 2010 Series B CPS [Member] EEV [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member] Rights of The Holders of Series A and B CPS [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Redemption Option [Member] USD ($)	Mar. 10, 2011 Series C CPS [Member] MTDC [Member] USD ($)	Jun. 30, 2013 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2011 Rights of The Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of The Holders of Series A and B CPS [Member] USD ($)	Jun. 30, 2012 PMSB [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share																														$ 2.25	$ 2.25	$ 2.25	$ 2.25																													$ 1.5462								$ 1.5462
Sale of Stock, Number of Shares Issued in Transaction (in Shares)									1,077,911	1,077,911																	27,209,779																						188,057	222,222							27,209,779								188,057	222,222
Share Premium Percentage																																																															20.00%				20.00%						8.00%
Share Price			$ 0.04		$ 0.04		$ 0.03		$ 2.3193	$ 2.3193	$ 1.55	$ 0.10			$ 0.03	$ 0.16					$ 0.030	$ 0.16	$ 0.03	$ 0.16	$ 0.030	$ 0.10								$ 1.55	$ 0.10							$ 0.040	$ 0.10	$ 2.647							$ 0.040		$ 0.04	$ 0.07				$ 0.04	$ 0.07															$ 2.25
Number of Trading Days																				10	10				10																	10										10																						10	10
Applicable Stock Price, Calculation Percentage																				85.00%					85.00%											85.00%						85.00%						85.00%
Preferred Stock Conversion Rate																																																																							3	3
Denominator For Conversion of Preferred Stock (in Dollars)																																																																							$ 100	$ 100
Conversion Element Of Convertible Preferred Stock (in Dollars)															1,210,909	1,245,101							619,652	2,135,715
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings (in Dollars)					478,480	(2,562,191)	3,759,146	9,271,985							34,192	(1,051,013)							1,516,063	63,113
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			123,522,451	105,007,435	123,146,998	104,914,739	129,716,933	70,061,153													39,215,686																														29,411,765
Fair Value Assumptions, Expected Volatility Rate													135.80%	106.00%	125.53%	81.69%		80.22%	78.02%
Fair Value Assumptions, Risk Free Interest Rate													0.11%	0.26%	0.16%	0.28%	0.27%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years											222 days	1 year 149 days	1 year	1 year 295 days		1 year 350 days	1 year 222 days
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																									2,720,978																	2,720,978																											2,198,828
Temporary Equity, Elimination as Part of Reorganization (in Dollars)																																																																					2,519,424
Stockholders' Equity, Period Increase (Decrease) (in Dollars)																																																																					320,596
Preferred Stock, Accretion of Redemption Discount (in Dollars)																																																																					320,390
Shares, Issued (in Shares)																												3,233,734	3,233,734																41,680,902	41,619,402	41,175,464
Preferred Stock, Shares Authorized (in Shares)			10,000,000		10,000,000		10,000,000	10,000,000																															200,000,000		200,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share)			$ 0.001		$ 0.001		$ 0.001	$ 0.001																															$ 0.01		0.01
Preferred Stock, Shares Outstanding (in Shares)			2,937,500		2,937,500		2,937,500	2,937,500																													410,279		4,977,345	410,279	4,977,345																							4,567,066				4,567,066
Shareholders' Equity, Fair Value Disclosure (in Dollars)																																																					1,213,727	1,327,769	1,210,909	1,245,101		770,641	1,346,035	619,652	2,135,715
Increase (Decrease) in Derivative Liabilities (in Dollars)							(552,524)	(1,269,940)																																													2,818	82,668				150,989	789,680
Proceeds from Issuance of Convertible Preferred Stock (in Dollars)																																						5,000,000																										8,842,256				8,842,256
Payments of Stock Issuance Costs (in Dollars)																																						$ 6,272																										$ 118,413				$ 118,413
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001		$ 0.001		$ 0.001	$ 0.001																															$ 0.01		0.01